Note 14 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Minimum Required To Be Adequately Capitalized Under Prompt Corrective Action Regulations		Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2015
Total capital (to risk weighted assets)
Consolidated	$104,047	18.2%	N/A	N/A	N/A	N/A
Bank	91,006	16.3	$44,799	8.0%	$55,999	10.0%
Common equity Tier 1 capital (to risk weighted assets)
Consolidated	88,899	15.6	N/A	N/A	N/A	N/A
Bank	84,686	15.1	25,199	4.5	36,399	6.5
Tier 1 capital (to risk weighted assets)
Consolidated	97,399	17.1	N/A	N/A	N/A	N/A
Bank	84,686	15.1	33,599	6.0	44,799	8.0
Tier 1 capital (to average assets)
Consolidated	97,399	12.2	N/A	N/A	N/A	N/A
Bank	84,686	10.8	31,280	4.0	39,100	5.0

2014
Total capital (to risk weighted assets)
Consolidated	$99,607	17.4%	$45,765	8.0%	N/A	N/A
Bank	87,670	15.6	44,935	8.0	$56,169	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	92,442	16.2	22,883	4.0	N/A	N/A
Bank	80,637	14.4	22,468	4.0	33,701	6.0
Tier 1 capital (to average assets)
Consolidated	92,442	11.8	31,306	4.0	N/A	N/A
Bank	80,637	10.5	30,702	4.0	38,377	5.0